RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2026
Related Party [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES	RELATED PARTY TRANSACTIONS AND BALANCES
Key management personnel include parties having the authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined its key management personnel to be certain executive officers and directors of the Company.
The remuneration of key management personnel for the years ended March 31, 2026 and 2025 are as follows:

	Year ended March 31,
		Restated - Note 2
	2026	2025
	$	$
Payroll, consulting and benefits(1)	6,796	5,607
Share-based compensation
Options	206	18,222
RSUs and PSUs	8,166	—
Warrants	—	908
Total	15,168	24,737
(1) For the year ended March 31, 2026, includes $5,825 (2025 - $4,768) presented in the consolidated statements of loss and comprehensive loss as a part of “General and administrative costs” and $971 (2025 - $839) presented in the consolidated statements of loss and comprehensive loss as a part of “Research”.
As at March 31, 2026, the Company had amounts payable to related parties of $1,384, included in accounts payable and accrued liabilities.